Taxes on Income (Significant Components of the Company's Net Deferred Tax Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013		Dec. 29, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets, pension liability	$ 279.8		$ 293.3
Deferred tax assets, workers' compensation and other claims	152.0		189.7
Deferred tax assets, employee benefits	155.7		202.8
Deferred tax assets, accrued claims and other liabilities	92.4		95.3
Deferred tax assets, reserves not currently deductible	63.8		37.4
Deferred tax assets, federal deduction of state taxes	51.2		7.7
Deferred tax assets, foreign tax credit carryforwards	0		37.9
Deferred tax assets, state tax credit carryforwards	21.3		27.7
Deferred tax assets, operating loss carryforwards	8.8		1.9
Deferred tax assets, other assets	9.5		3.1
Deferred Tax Assets, Gross	834.5		896.8
Valuation allowance	0		(27.1)
Deferred tax assets, total	834.5		869.7
Deferred tax liabilities, property	(430.0)		(662.4)
Deferred tax liabilities, inventory	(273.3)		(314.5)
Deferred tax liabilities, investment in Blackhawk	(17.9)		0
Deferred tax liabilities, investments in foreign operations	(6.5)		(19.4)
Deferred tax liabilities, total	(727.7)		(996.3)
Current deferred tax assets	51.8	[1]	1.1	[1]
Noncurrent deferred tax assets	55.0	[2]	81.2	[2]
Current deferred tax liability	0		(30.4)
Noncurrent deferred tax liability	0		(178.5)
Net deferred tax asset (liability)	$ 106.8		$ (126.6)

[1]	Included in Prepaid Expenses and Other Current Assets.
[2]	Included in Other Assets.